Digital Assets - Schedule of Crypto Asset Holding Roll Forward (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Ethereum [Member]
Schedule of Crypto Asset Holding Roll Forward [Line Items]
Crypto assets
Purchases of crypto assets	209,792
Unrealized gain/(loss) on crypto assets	22,582
Crypto assets	232,374
Bitcoin [Member]
Schedule of Crypto Asset Holding Roll Forward [Line Items]
Crypto assets
Purchases of crypto assets	97,915
Unrealized gain/(loss) on crypto assets	(7,022)
Crypto assets	90,893
Solana [Member]
Schedule of Crypto Asset Holding Roll Forward [Line Items]
Crypto assets
Purchases of crypto assets	13,989
Unrealized gain/(loss) on crypto assets	(2,785)
Crypto assets	11,204
Other Crypto Assets Fair Value [Member]
Schedule of Crypto Asset Holding Roll Forward [Line Items]
Crypto assets
Purchases of crypto assets	3,497
Unrealized gain/(loss) on crypto assets	(2,544)
Crypto assets	¥ 953 [1]

[1]	Certain crypto assets are subject to sale restrictions pursuant to lock-up schedules. As of December 31, 2025, the Group held RMB0.56 million of crypto assets restricted by such lock-up schedules. In measuring the fair value of these lock-up-restricted crypto assets, a liquidity discount is applied to the market price to reflect the effect of contractual lock-up periods that limit the liquidity of the assets.